CONSOLIDATED STATEMENTS OF CASH FLOW - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year			€ (8,384,000)
Adjustments for
Finance income			(71,000)
Finance expenses			740,000
Depreciation and impairment of property, plant and equipment and right-of-use assets			433,000
Share-based payment transaction expense			346,000
Increase/(decrease) in provisions			30,000
Other non-cash items			70,000
Cash generated before changes in working capital			(6,836,000)
Changes in working capital
(Increase)/decrease in trade and other receivables			(1,385,000)
Increase/(decrease) in trade and other payables			2,342,000
Cash generated from changes in operations			(5,879,000)
Interests received			8,000
Income tax paid			(61,000)
Net cash used in operating activities			(5,932,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment			(51,000)
Capitalization of intangible assets			(5,734,000)
Increase of long-term deposits			(10,000)
Net cash used in investing activities			(5,795,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities			(341,000)
Repayment of other loan	€ (83,000)	€ (63,000)	(82,000)
Interests paid			(33,000)
Repayment of recoverable cash advance			(40,000)
Recoverable cash advances received			1,196,000
Net cash generated from financing activities			700,000
Movement in cash and cash equivalents			(11,027,000)
Effect of exchange rates on cash and cash equivalents			77,000
Cash and cash equivalents at January 1		5,855,000	16,805,000
Cash and cash equivalents at December 31			5,855,000
Consolidated entity
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	(24,639,000)	(12,152,000)	(8,384,000)
Adjustments for
Finance income	(3,675,000)	(62,000)
Finance expenses	2,072,000	990,000
Depreciation and impairment of property, plant and equipment and right-of-use assets	783,000	620,000
Amortization of intangible assets	879,000
Share-based payment transaction expense	1,270,000	2,549,000
Increase/(decrease) in provisions	(13,000)	7,000
Other non-cash items	(595,000)	(134,000)
Cash generated before changes in working capital	(23,918,000)	(8,182,000)
Changes in working capital
(Increase) in inventory	(291,000)	(55,000)
(Increase)/decrease in trade and other receivables	(2,523,000)	365,000
Increase/(decrease) in trade and other payables	1,670,000	1,109,000
Cash generated from changes in operations	(25,062,000)	(6,763,000)
Interests received		3,000
Income tax paid	(274,000)	(104,000)
Net cash used in operating activities	(25,336,000)	(6,864,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(1,469,000)	(562,000)
Capitalization of intangible assets	(10,348,000)	(10,118,000)
Increase of long-term deposits		(13,000)
Net cash used in investing activities	(11,817,000)	(10,693,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(500,000)	(479,000)
Repayment of other loan	(83,000)	(63,000)
Interests paid	(385,000)	(151,000)
Repayment of recoverable cash advance	(280,000)	(55,000)
Proceeds from convertible loan		1,000,000
Proceeds from issuance of shares, net of transaction costs	77,728,000	103,583,000
Other financial costs	(8,000)
Recoverable cash advances received		190,000
Net cash generated from financing activities	76,472,000	104,025,000
Movement in cash and cash equivalents	39,319,000	86,468,000
Effect of exchange rates on cash and cash equivalents	3,890,000	(23,000)
Cash and cash equivalents at January 1	92,300,000	5,855,000
Cash and cash equivalents at December 31	€ 135,509,000	€ 92,300,000	€ 5,855,000